Interest rate risk (Details) - Fair Value, Concentration of Risk, Market Risk Management, Gap Analysis - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 1,998	$ 1,647
Securities purchased under agreements to resell	1,205	187
Short-term investments	580	1,038
Investments	5,512	5,292
Loans	4,474	4,746
Other assets	462	464
Total assets	14,231	13,374
Liabilities and shareholders' equity
Shareholders’ equity	1,021	1,004
Demand deposits	8,268	8,259
Term deposits	4,478	3,728
Securities sold under agreements to repurchase	93
Other liabilities	273	285
Long-term debt	98	98
Total liabilities and shareholders' equity	14,231	13,374
Interest rate sensitivity gap	0	0
Cumulative interest rate sensitivity gap	0	0
Interest Bearing Funds | Within 3 months
Assets
Cash and cash equivalents	1,905	1,555
Securities purchased under agreements to resell	1,142	187
Short-term investments	505	665
Investments	93	174
Loans	2,398	2,378
Other assets	0	0
Total assets	6,043	4,959
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	5,580	5,602
Term deposits	3,593	2,676
Securities sold under agreements to repurchase	93
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	9,266	8,278
Interest rate sensitivity gap	(3,223)	(3,319)
Cumulative interest rate sensitivity gap	(3,223)	(3,319)
Interest Bearing Funds | 3 to 6 months
Assets
Cash and cash equivalents	0	0
Securities purchased under agreements to resell	63	0
Short-term investments	75	322
Investments	6	52
Loans	104	114
Other assets	0	0
Total assets	248	488
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	434	489
Securities sold under agreements to repurchase	0
Other liabilities	0	0
Long-term debt	98	0
Total liabilities and shareholders' equity	532	489
Interest rate sensitivity gap	(284)	(1)
Cumulative interest rate sensitivity gap	(3,507)	(3,320)
Interest Bearing Funds | 6 to 12 months
Assets
Cash and cash equivalents	0	0
Securities purchased under agreements to resell	0	0
Short-term investments	0	51
Investments	22	156
Loans	229	330
Other assets	0	0
Total assets	251	537
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	368	479
Securities sold under agreements to repurchase	0
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	368	479
Interest rate sensitivity gap	(117)	58
Cumulative interest rate sensitivity gap	(3,624)	(3,262)
Interest Bearing Funds | 1 to 5 years
Assets
Cash and cash equivalents	0	0
Securities purchased under agreements to resell	0	0
Short-term investments	0	0
Investments	1,097	765
Loans	1,407	1,548
Other assets	0	0
Total assets	2,504	2,313
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	83	84
Securities sold under agreements to repurchase	0
Other liabilities	0	0
Long-term debt	0	98
Total liabilities and shareholders' equity	83	182
Interest rate sensitivity gap	2,421	2,131
Cumulative interest rate sensitivity gap	(1,203)	(1,131)
Interest Bearing Funds | After 5 years
Assets
Cash and cash equivalents	0	0
Securities purchased under agreements to resell	0	0
Short-term investments	0	0
Investments	4,294	4,145
Loans	283	338
Other assets	0	0
Total assets	4,577	4,483
Liabilities and shareholders' equity
Shareholders’ equity	0	0
Demand deposits	0	0
Term deposits	0	0
Securities sold under agreements to repurchase	0
Other liabilities	0	0
Long-term debt	0	0
Total liabilities and shareholders' equity	0	0
Interest rate sensitivity gap	4,577	4,483
Cumulative interest rate sensitivity gap	3,374	3,352
Non-interest bearing funds
Assets
Cash and cash equivalents	93	92
Securities purchased under agreements to resell	0	0
Short-term investments	0	0
Investments	0	0
Loans	53	38
Other assets	462	464
Total assets	608	594
Liabilities and shareholders' equity
Shareholders’ equity	1,021	1,004
Demand deposits	2,688	2,657
Term deposits	0	0
Securities sold under agreements to repurchase	0
Other liabilities	273	285
Long-term debt	0	0
Total liabilities and shareholders' equity	3,982	3,946
Interest rate sensitivity gap	(3,374)	(3,352)
Cumulative interest rate sensitivity gap	$ 0	$ 0